BANK BORROWINGS	12 Months Ended
Sep. 30, 2019
BANK BORROWINGS
15.	BANK BORROWINGS
On June 22, 2015, the Company entered into a
3-year
USD/RMB Revolving Term Loan Facility with a maximum of RMB300 million facility limit with The Bank of East Asia, Limited (“BEA Facility”) which remained effective for three years. The
BEA
Facility was further extended to April 1, 2020 with a new facility limit of RMB115.2 million on June 27, 2019. The details of the loans entered under the BEA Facility for the year ended September 30, 2018, and 2019 are listed as follows:
•
On June 22, 2018, the loan originally drawn down in 2017 was subsequently renewed in an amount of US$15,081 and extended to
June 26, 2019
, with an annual interest rate of approximately 3.437%, subject to adjustment each quarter. In connection with the loan agreement, an additional term deposit of RMB11.6 million (US$1,738) was provided to the bank. An additional term deposit of RMB3.6 million (US$526) was made by Champion Technology with maturity date on
June 25, 2019
and recorded as restricted cash on the consolidated balance sheet as of September 30, 2018.

•
On June 27, 2019, the loan was terminated and replaced by a new loan agreement, for an amount of RMB115.2 million under the BEA Facility, with a maturity date of
March 31, 2020
. The loan bears interest rate of 3.43% subject to adjustment each quarter. The loan is scheduled to be repaid in two installments before the following dates: November 30, 2019 and March 31, 2020, in an amount of US$3,000 and US$12,100
,
respectively.
O
n November 22, 2019, US$3,000 was repaid according to the payment schedule.

On November 17, 2017, the Company entered into a
one-year
Term Loan Facility with a maximum of US$40,000 facility limit with Hang Seng Bank (“HSB Facility”), which remained effective for one year. This loan was further extended to September 30, 2019 with a new credit limit of US$48,300 on October 23, 2018. The facility limit was further extended to January 14, 2020 with a new credit limit of US$30,300 on May 17, 2019. The new facility is scheduled to be repaid in four installments before the following dates: June 14, 2019, September 14, 2019, December 14, 2019 and January 14, 2020, in the amount of US$8 million, US$6 million, US$8 million, and US$8.3 million, respectively. The details of the loans entered under the HSB Facility for the year ended September 30, 2018 and 2019 are listed as follows:
•
On December 18, 2017, US$20,100 of the HSB Facility was drawn down at approximately 2.82% interest rate, subject to adjustment each quarter, for a term of 12 months. The loan was secured by a term deposit of RMB134.7 million (US$20,246) provided by Champion Technology. The Group repaid US$5,000 in November 2018. On December 14, 2018, the remaining US$15,100 of the loan was subsequently renewed and extended to June 19, 2019 with a 3.49% annual interest rate, subject to adjustment each quarter. On May 17, 2019, the loan was subsequently renewed and extended to
November 30, 2019
, and it was further extended to
January 14, 2020
on June 6, 2019, with a 3.59% annual interest rate, subject to adjustment each quarter. Part of the loan in an amount of US$8,000 and US$6,000 was repaid in June 2019 and September 2019, respectively.

The balance of the loan of US$
1,100

was
r
epaid on December 13, 2019.

•
On January 5, 2018, US$15,200 of the HSB Facility was drawn down at approximately 2.91% interest rate, subject to adjustment each quarter, for a term of 12 months. The loan was secured by a term deposit of RMB101.8 million (US$15,301) provided by Champion Technology. On December 20, 2018, the loan was subsequently renewed and extended to June 19, 2019 with an interest rate of 3.99%, subject to adjustment each quarter. On May 17, 2019, the loan was subsequently renewed and extended to
December 19, 2019
, and further extended to
January 14, 2020
on June 6, 2019, with a 3.59% annual interest rate, subject to adjustment each quarter.

The balance of the loan amounting to US$
6,900
and US$
8,300
were repaid on December 13, 2019 and January 14, 2020, respectively.

On July 19, 2017, Zhengbao Yucai entered into a three-year loan agreement with RMB132.6 million (US$19,307) with Baoshang Bank Co., Ltd Beijing Branch (“BSB”). Under the agreement, Zhengbao Yucai is able to draw down RMB132.6 million (US$19,307) from BSB for the purpose of acquiring 80% of NetinNet’s equity interest from Champion Technology. Refer to Note 22 for details regarding Zhengbao Yucai’s restructuring. The loan between Zhengbao Yucai and BSB is effective from July 21, 2017 to
July 20, 2020
, with an annual interest rate of 11%. The details of the loans for the year
s
ended September 30, 2018 and 2019 are listed as follows:
•
On July 21, 2017, Zhengbao Yucai and BSB signed an equity pledge agreement, pursuant to which Zhengbao Yucai agreed to provide a pledge of 80% of equity interest of NetinNet held by Zhengbao Yucai to secure the loan. The loan was drawn down on July 21, 2017.

•
On January 31, 2018, Zhengbao Yucai elected to early repay an amount of RMB47.0 million (US$6,843) of the loan. On May 24, 2019, Zhengbao Yucai elected to early repay an amount of RMB35.0 million (US$5,073). As of September 30, 2019, the loan balance amounting to
RMB50.6 million (US$7,072)
is due
in the year ended September 30, 2020.

The fair value of the bank borrowings with BEA, BSB and Hang Seng Bank was
US$50,547 and US$38,502 as of September 30, 2018 and 2019, respectively.
The fair value of the long-term bank borrowing with BSB was US$12,464 and nil as of September 30, 2018 and 2019, respectively. The fair values of bank borrowings are measured based on the present value of the debt using market interest rates. The borrowings are categorized in Level 2 of the fair value hierarchy.